Document and Entity Information	12 Months Ended
Dec. 14, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 14, 2012
Registrant Name	PUTNAM FUNDS TRUST
Central Index Key	0001005942
Amendment Flag	false
Document Creation Date	Dec 14, 2012
Document Effective Date	Dec 14, 2012
Prospectus Date	Dec 14, 2012

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Asia Pacific Equity Fund	Putnam Global Technology Fund

Putnam Emerging Markets	Putnam Global
Equity Fund	Telecommunications Fund

Putnam Europe Equity Fund	Putnam Global Utilities Fund

Putnam Global Sector Fund	Putnam Growth
Opportunities Fund
Putnam Global Consumer Fund
Putnam International
Putnam Global Energy Fund	Growth Fund

Putnam Global Financials Fund	Putnam International Value Fund

Putnam Global Health Care Fund	Putnam Multi-Cap Core Fund

Putnam Global Industrials Fund	Putnam Research Fund

Putnam Global Natural
Resources Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec 14, 2012
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Asia Pacific Equity Fund	Putnam Global Technology Fund

Putnam Emerging Markets	Putnam Global
Equity Fund	Telecommunications Fund

Putnam Europe Equity Fund	Putnam Global Utilities Fund

Putnam Global Sector Fund	Putnam Growth
Opportunities Fund
Putnam Global Consumer Fund
Putnam International
Putnam Global Energy Fund	Growth Fund

Putnam Global Financials Fund	Putnam International Value Fund

Putnam Global Health Care Fund	Putnam Multi-Cap Core Fund

Putnam Global Industrials Fund	Putnam Research Fund

Putnam Global Natural
Resources Fund

PUTNAM GLOBAL NATURAL RESOURCES FUND | PUTNAM GLOBAL NATURAL RESOURCES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Natural Resources Fund

PUTNAM GLOBAL HEALTH CARE FUND | PUTNAM GLOBAL HEALTH CARE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Health Care Fund

PUTNAM EUROPE EQUITY FUND | PUTNAM EUROPE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Europe Equity Fund

PUTNAM GLOBAL UTILITIES FUND | PUTNAM GLOBAL UTILITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Utilities Fund

PUTNAM INVESTMENT FUNDS | Putnam Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Growth Opportunities Fund

PUTNAM INVESTMENT FUNDS | Putnam International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam International Growth Fund

PUTNAM INVESTMENT FUNDS | Putnam Research Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Research Fund

PUTNAM FUNDS TRUST | Putnam International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam International Value Fund

PUTNAM FUNDS TRUST | PUTNAM EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Emerging Markets Equity Fund

PUTNAM FUNDS TRUST | Putnam Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Consumer Fund

PUTNAM FUNDS TRUST | Putnam Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Energy Fund

PUTNAM FUNDS TRUST | Putnam Global Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Financials Fund

PUTNAM FUNDS TRUST | Putnam Global Industrial Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Industrials Fund

PUTNAM FUNDS TRUST | Putnam Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Technology Fund

PUTNAM FUNDS TRUST | Putnam Global Telecommunication Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Telecommunications Fund

PUTNAM FUNDS TRUST | Putnam Asia Pacific Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Asia Pacific Equity Fund

PUTNAM FUNDS TRUST | Putnam Global Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Global Sector Fund

PUTNAM FUNDS TRUST | PUTNAM MULTI-CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgnrf_SupplementTextBlock

Prospectus Supplement	December 14, 2012

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after January 2, 2013.

Putnam Multi-Cap Core Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec 14, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012